LOANS (Schedule of Loan Loss Allowance Analysis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	$ 2,004	$ 1,658
Provision for loan losses	106	902
Loans charged-off	(197)	(633)
Total recoveries	76	77
Balance at end of period	1,989	2,004
Real Estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	1,824	1,368
Provision for loan losses	168	983
Loans charged-off	(188)	(594)
Total recoveries	75	67
Balance at end of period	1,879	1,824
Commercial [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	47	49
Provision for loan losses	(39)	(2)
Loans charged-off
Total recoveries
Balance at end of period	8	47
Consumer [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period	133	241
Provision for loan losses	(81)	(79)
Loans charged-off	(9)	(39)
Total recoveries	1	10
Balance at end of period	44	133
Unallocated [Member]
Accounts Notes and Loans Receivable [Line Items]
Balance at beginning of period
Provision for loan losses	58
Loans charged-off
Total recoveries
Balance at end of period	$ 58